COMMITMENTS, CONTINGENCIES AND GUARANTEES - Other Commitments and Contingencies (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	CAD 34	CAD 39
Canadian Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	300
U.S. Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	400
Mexico Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	700
Liquids Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	100
Energy | Capital expenditures
Other Commitments
Commitment for capital expenditures	400
Corporate | Capital expenditures
Other Commitments
Commitment for capital expenditures	CAD 100